Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000108407
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class A
Trading Symbol	CPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%	[1]
AssetsNet	$ 115,876,723
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 537,530
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$115,876,723 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$537,530 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Material Fund Change [Text Block]
C000108408
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class C
Trading Symbol	CPECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.13%	[2]
AssetsNet	$ 115,876,723
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 537,530
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$115,876,723 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$537,530 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Material Fund Change [Text Block]
C000142551
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class I
Trading Symbol	CPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[3]
AssetsNet	$ 115,876,723
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 537,530
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$115,876,723 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$537,530 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.2%
Money Market Funds	0.7%
Consumer Staples	2.3%
Energy	3.9%
Collateral for Securities Loaned	5.0%
Health Care	9.9%
Consumer Discretionary	11.9%
Financials	12.7%
Communications	15.0%
Industrials	17.4%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	7.1%
Amphenol Corporation, Class A	6.3%
Flex Ltd.	5.3%
Mount Vernon Liquid Assets Portfolio	5.0%
Amazon.com, Inc.	4.7%
American Express Company	4.3%
Alphabet, Inc., Class A	4.0%
Corning, Inc.	3.9%
Ralph Lauren Corporation	3.6%
Cardinal Health, Inc.	3.6%

Material Fund Change [Text Block]
C000142728
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	MLXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.68%	[4]
AssetsNet	$ 327,542,994
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,293,652
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$327,542,994 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$2,293,652 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Material Fund Change [Text Block]
C000142729
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	MLXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.43%	[5]
AssetsNet	$ 327,542,994
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,293,652
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$327,542,994 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$2,293,652 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Material Fund Change [Text Block]
C000142730
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class I
Trading Symbol	MLXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.43%	[6]
AssetsNet	$ 327,542,994
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,293,652
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$327,542,994 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$2,293,652 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Energy	100.0%

Asset Weighting (% of net assets)

Value	Value
Energy	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	10.1%
Cheniere Energy, Inc.	9.9%
Targa Resources Corporation	9.9%
NextDecade Corporation	7.5%
Venture Global, Inc., Class A	6.0%
ONEOK, Inc.	4.7%
Pembina Pipeline Corporation	4.6%
Kinder Morgan, Inc.	4.6%
Enbridge, Inc.	4.6%
Williams Companies, Inc. (The)	4.6%

Material Fund Change [Text Block]
C000102754
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class A
Trading Symbol	INSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[7]
AssetsNet	$ 18,643,329
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 27,062
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Material Fund Change [Text Block]
C000102755
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class C
Trading Symbol	INSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.28%	[8]
AssetsNet	$ 18,643,329
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 27,062
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Material Fund Change [Text Block]
C000142548
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class I
Trading Symbol	INSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[9]
AssetsNet	$ 18,643,329
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 27,062
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,643,329
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$27,062
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.6%
Money Market Funds	2.1%
U.S. Government & Agencies	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Collateral for Securities Loaned	0.1%
Energy	0.1%
Money Market Funds	1.9%
Consumer Discretionary	7.1%
Industrials	7.4%
Communications	7.8%
Health Care	8.0%
Materials	8.8%
U.S. Treasury Obligations	10.7%
Financials	18.9%
Technology	24.5%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
LPL Financial Holdings, Inc.	4.8%
United States Treasury Bill	4.7%
United States Treasury Bill	4.5%
Mastercard, Inc., Class A	4.5%
GigaCloud Technology, Inc., Class A	4.3%
TransMedics Group, Inc.	4.3%
Comfort Systems USA, Inc.	4.3%
Arista Networks, Inc.	4.0%
Medpace Holdings, Inc.	3.6%
Uber Technologies, Inc.	3.4%

Material Fund Change [Text Block]
C000111981
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class A
Trading Symbol	CLTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.54%	[10]
AssetsNet	$ 17,878,677
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 35,378
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Material Fund Change [Text Block]
C000111982
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class C
Trading Symbol	CLTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.29%	[11]
AssetsNet	$ 17,878,677
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 35,378
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Material Fund Change [Text Block]
C000142553
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class I
Trading Symbol	CLTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[12]
AssetsNet	$ 17,878,677
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 35,378
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,878,677
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$35,378
Portfolio Turnover	36%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Consumer Staples	6.5%
Financials	6.6%
Health Care	8.3%
Communications	9.0%
Consumer Discretionary	17.4%
Industrials	18.6%
Technology	32.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.2%
Marriott International Inc, Class A	5.2%
KLA Corporation	5.1%
HCA Healthcare, Inc.	5.0%
Vertiv Holdings Company, Class A	4.9%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.6%
AutoZone, Inc.	4.6%
Cadence Design Systems, Inc.	4.4%
Alphabet, Inc., Class A	4.4%

Material Fund Change [Text Block]
C000102760
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class A
Trading Symbol	CAXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[13]
AssetsNet	$ 85,298,099
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,842
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Material Fund Change [Text Block]
C000102761
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class C
Trading Symbol	CAXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%	[14]
AssetsNet	$ 85,298,099
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,842
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Material Fund Change [Text Block]
C000142550
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class I
Trading Symbol	CAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[15]
AssetsNet	$ 85,298,099
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 275,842
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$85,298,099
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$275,842
Portfolio Turnover	15%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.9%
Exchange-Traded Funds	4.8%
Money Market Funds	0.3%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Energy	3.0%
Financials	3.8%
Consumer Discretionary	4.2%
Utilities	4.5%
Commodity	4.8%
Materials	5.9%
Industrials	7.1%
Communications	13.4%
Health Care	15.0%
Technology	16.5%
Consumer Staples	21.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.8%
Cisco Systems, Inc.	4.0%
Microsoft Corporation	4.0%
Sanofi	3.6%
Novartis A.G.	3.6%
Nestle S.A.	3.4%
Medtronic PLC	3.1%
Takeda Pharmaceutical Company Ltd.	3.1%
Alphabet, Inc., Class C	3.0%
Chevron Corporation	3.0%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
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[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized